ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of final allocation of the purchase price to the assets acquired and liabilities assumed based on the estimated fair values

The final allocation of the purchase price to the assets acquired and liabilities assumed based on the estimated fair values is as follows:

Cash	$32,038
Accounts receivable and other assets	2,975,728
Equipment	7,777
Non-compete agreement	1,250,000
Goodwill	16,314,957
Total assets acquired	20,580,500
Accounts payable and other liabilities	(1,996,458)
Total	$18,584,042

Schedule of pro forma resutlts of operations

Pro forma results of operations data (unaudited) for the year ended December 31, 2014, as if the acquisition had occurred on January 1, 2014 are as follows:

2014
Revenue	$12,558,030
Net loss	(4,212,778)
Net loss per share	(0.19)